Cash Generated from Operations (Tables)	12 Months Ended
Dec. 31, 2022
Cash Generated from Operations.
Summary of cash generated from operations

	2022	2021	2020
	£m	£m	£m
Operating profit	317	347	294
Adjustments for:
– Depreciation and impairment of property, plant and equipment	148	128	132
– Depreciation and impairment of leased assets	106	78	78
– Amortisation and impairment of intangible assets (excluding computer software)	118	74	82
– Amortisation and impairment of computer software	22	17	19
– Other non-cash items	8	6	(1)
Changes in working capital (excluding the effects of acquisitions and exchange differences on consolidation):
– Inventories	(4)	(3)	(23)
– Contract costs	(10)	(5)	(2)
– Trade and other receivables	37	59	(19)
– Accrued income	(32)	—	2
– Trade and other payables and provisions	(75)	(43)	78
– Contract liabilities	81	11	13
Cash generated from operations	716	669	653